Retirement Benefit Plans	6 Months Ended
Jun. 30, 2023
Disclosure of net defined benefit liability (asset) [abstract]
Retirement Benefit Plans
22. RETIREMENT BENEFIT PLANS
The amounts recognised in the balance sheet were as follows:

	30 June 2023	31 December 2022
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	998	1,050
Unfunded pension and post-retirement medical benefits	(25)	(25)
Total net assets	973	1,025
a) Defined contribution pension plans
An expense of £33m (H122: £30m) was recognised for defined contribution plans in the period and is included in staff costs within operating expenses (see Note 3).
b) Defined benefit pension schemes
The total amount released to the income statement was £16m (H122: charge of £4m).
The amounts recognised in other comprehensive income were as follows:

	30 June 2023	30 June 2022
	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	470	3,352
Actuarial losses arising from experience adjustments	89	296
Actuarial gains arising from changes in financial assumptions	(399)	(3,974)
Pension remeasurement	160	(326)
The net assets recognised in the balance sheet were determined as follows:

	30 June 2023	31 December 2022
	£m	£m
Present value of defined benefit obligations	(7,634)	(7,933)
Fair value of scheme assets	8,607	8,958
Net defined benefit assets	973	1,025
Actuarial assumptions
The principal actuarial assumptions used for the Scheme were:

	30 June 2023	31 December 2022
	%	%
To determine benefit obligations(1):
–Discount rate for scheme liabilities	5.3	4.9
–General price inflation	3.1	3.1
–General salary increase	1.0	1.0
–Expected rate of pension increase	3.0	3.0

	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
–Males	27.4	27.4
–Females	30.1	30.1
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
–Males	28.9	28.9
–Females	31.6	31.6
(1) The discount rate and inflation related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.

The majority of the liability movement in H123 was due to increased long-term index-linked gilt yields.
Actuarial assumption sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

		(Decrease)/increase
		30 June 2023	31 December 2022
Assumption	Change in pension obligation at period end from	£m	£m
Discount rate	50bps increase	(466)	(501)
General price inflation	50bps increase	341	374
Mortality	Each additional year of longevity assumed	185	203